ASSET ACQUISITION - Summary of Asset Price Allocation (Details) - Asset Purchase Agreement [Member] - Flisom Ag [Member]	Apr. 17, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Assets	$ 98,746
Machinery and Equipment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed Assets	3,682,621
Furniture and Fixtures [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed Assets	110,102
Raw Material [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inventory	130,030
Finished Goods [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inventory	$ 62,427